UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5689

DWS Multi-Market Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 8/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2009 (Unaudited)

DWS Multi-Market Income Trust

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 94.8%
Consumer Discretionary 14.0%
Affinia Group, Inc., 144A, 10.75%, 8/15/2016	35,000	36,138
AMC Entertainment, Inc.:
8.0%, 3/1/2014	355,000	333,700
8.75%, 6/1/2019	735,000	729,487
American Achievement Corp., 144A, 8.25%, 4/1/2012	110,000	107,800
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014	420,000	429,450
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	255,000	209,100
8.0%, 3/15/2014	165,000	147,675
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	315,000	276,412
Brunswick Corp., 144A, 11.25%, 11/1/2016	275,000	288,062

CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		205,000	22,550
Carrols Corp., 9.0%, 1/15/2013		130,000	126,425
CSC Holdings, Inc.:
6.75%, 4/15/2012		275,000	276,375
Series B, 7.625%, 4/1/2011		2,880,000	2,916,000
144A, 8.5%, 6/15/2015		1,250,000	1,262,500
DirecTV Holdings LLC, 7.625%, 5/15/2016		620,000	652,550
DISH DBS Corp.:
6.375%, 10/1/2011		3,380,000	3,384,225
6.625%, 10/1/2014		355,000	337,250
7.125%, 2/1/2016		345,000	331,200
Dollarama Group Holdings LP, 7.468% ***, 8/15/2012 (b)		216,000	199,800
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		290,000	10,150
Ford Motor Co., 7.45%, 7/16/2031 (c)		400,000	306,000
Fortune Brands, Inc., 6.375%, 6/15/2014 (c)		785,000	802,213
Goodyear Tire & Rubber Co.:
7.857%, 8/15/2011		850,000	845,750
10.5%, 5/15/2016		160,000	170,800
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		220,000	205,150
Group 1 Automotive, Inc., 8.25%, 8/15/2013		125,000	112,813
Harrahs Operating Escrow LLC, 144A, 11.25%, 6/1/2017		770,000	783,475
Hertz Corp., 8.875%, 1/1/2014 (c)		960,000	919,200
Idearc, Inc., 8.0%, 11/15/2016 **		625,000	47,656
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		160,000	113,600
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		140,000	121,800
Kabel Deutschland GmbH, 10.625%, 7/1/2014		255,000	266,156
Lamar Media Corp., Series C, 6.625%, 8/15/2015 (c)		170,000	148,750
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	650,000	889,907
Macy’s Retail Holdings, Inc.:
5.35%, 3/15/2012		650,000	617,500
8.875%, 7/15/2015		60,000	60,762
Mediacom Broadband LLC, 8.5%, 10/15/2015 (c)		235,000	229,713
Mediacom LLC, 144A, 9.125%, 8/15/2019		220,000	217,800
MGM MIRAGE:
144A, 10.375%, 5/15/2014		275,000	289,437
144A, 11.125%, 11/15/2017		345,000	373,462

Neiman Marcus Group, Inc.:
9.0%, 10/15/2015 (PIK)		145,000	108,025
10.375%, 10/15/2015 (c)		590,000	439,550
Norcraft Holdings LP, 9.75%, 9/1/2012		680,000	649,400
Peermont Global Proprietary Ltd., 144A, 7.75%, 4/30/2014	EUR	385,000	419,471
Penn National Gaming, Inc., 144A, 8.75%, 8/15/2019		145,000	143,913
Penske Automotive Group, Inc., 7.75%, 12/15/2016		865,000	761,200
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015 (c)		285,000	247,950
144A, 8.625%, 8/1/2017		260,000	256,100
Reader’s Digest Association, Inc., 9.0%, 2/15/2017 **		185,000	3,931
Sabre Holdings Corp.:
7.35%, 8/1/2011 (c)		140,000	133,350
8.35%, 3/15/2016		225,000	167,063
Seminole Hard Rock Entertainment, Inc., 144A, 3.129% ***, 3/15/2014		290,000	220,400
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		210,000	149,100
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		820,000	254,200
Sonic Automotive, Inc.:
Step-up Coupon, 4.25% to 11/30/2010, 4.75% to 11/30/2015		440,000	414,150

Series B, 8.625%, 8/15/2013		825,000	697,125
Travelport LLC:
5.293% ***, 9/1/2014		185,000	134,125
9.875%, 9/1/2014		265,000	224,588
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		75,000	7,500
United Components, Inc., 9.375%, 6/15/2013		45,000	34,875
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	1,135,000	1,684,085
144A, 10.375%, 2/15/2015		165,000	174,900
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	530,000	733,214
144A, 8.0%, 11/1/2016	EUR	240,000	316,539
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		92,577	463
Videotron Ltd.:
6.875%, 1/15/2014		60,000	57,375
9.125%, 4/15/2018		175,000	184,625
144A, 9.125%, 4/15/2018		135,000	142,425
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		300,000	310,500
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		1,245,000	137

			28,669,072
Consumer Staples 4.3%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016		750,000	740,625
Altria Group, Inc.:
8.5%, 11/10/2013		210,000	242,830
9.7%, 11/10/2018		105,000	128,441
Central European Distribution Corp., 3.0%, 3/15/2013		135,000	110,363
CVS Pass-Through Trust, 144A, 8.353%, 7/10/2031		1,997,318	2,135,253
General Nutrition Centers, Inc., 6.404% ***, 3/15/2014 (PIK)		240,000	209,400
Great Atlantic & Pacific Tea Co., Inc., 144A, 11.375%, 8/1/2015		265,000	261,687
Ingles Markets, Inc., 8.875%, 5/15/2017		160,000	160,800
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		975,000	487,500
Rite Aid Corp.:
7.5%, 3/1/2017		455,000	379,925
9.375%, 12/15/2015 (c)		250,000	183,750
Smithfield Foods, Inc., 144A, 10.0%, 7/15/2014		510,000	520,200
SUPERVALU, Inc., 8.0%, 5/1/2016 (c)		435,000	427,931
Tyson Foods, Inc.:
7.85%, 4/1/2016		280,000	276,500
10.5%, 3/1/2014		275,000	306,625
Viskase Companies, Inc., 11.5%, 6/15/2011		2,430,000	2,165,737

			8,737,567
Energy 13.0%
Arch Coal, Inc., 144A, 8.75%, 8/1/2016		210,000	210,000
Atlas Energy Operating Co., LLC:
144A, 10.75%, 2/1/2018		610,000	616,100
12.125%, 8/1/2017		510,000	538,050
Belden & Blake Corp., 8.75%, 7/15/2012		1,170,000	1,047,150
Berry Petroleum Co., 10.25%, 6/1/2014		325,000	339,219
Bill Barrett Corp., 9.875%, 7/15/2016		280,000	291,200
Bristow Group, Inc., 7.5%, 9/15/2017		335,000	316,575
Chaparral Energy, Inc., 8.5%, 12/1/2015		385,000	257,950
Chesapeake Energy Corp.:
6.25%, 1/15/2018		340,000	295,800
6.875%, 1/15/2016		1,305,000	1,197,337
7.25%, 12/15/2018		495,000	452,925

7.5%, 6/15/2014	120,000	116,400
9.5%, 2/15/2015 (c)	65,000	66,300
Colorado Interstate Gas Co., 6.8%, 11/15/2015	645,000	710,146
El Paso Corp.:
7.25%, 6/1/2018	405,000	383,628
7.75%, 6/15/2010	3,857,000	3,872,116
8.25%, 2/15/2016	240,000	242,400
9.625%, 5/15/2012	165,000	171,440
Energy Transfer Partners LP, 6.0%, 7/1/2013	750,000	790,101
EXCO Resources, Inc., 7.25%, 1/15/2011	383,000	375,340
Frontier Oil Corp.:
6.625%, 10/1/2011	160,000	159,200
8.5%, 9/15/2016	450,000	456,750
GulfSouth Pipeline Co., LP, 144A, 5.75%, 8/15/2012	740,000	768,181
Holly Corp., 144A, 9.875%, 6/15/2017	370,000	369,075
KCS Energy, Inc., 7.125%, 4/1/2012	1,335,000	1,314,975
Linn Energy LLC, 144A, 11.75%, 5/15/2017	475,000	501,125
Mariner Energy, Inc.:
7.5%, 4/15/2013	245,000	231,525
8.0%, 5/15/2017	270,000	238,950
Newfield Exploration Co., 7.125%, 5/15/2018	955,000	928,737
OPTI Canada, Inc.:
7.875%, 12/15/2014	690,000	441,600
8.25%, 12/15/2014	830,000	539,500
Pemex Project Funding Master Trust, 5.75%, 3/1/2018	770,000	746,900
Petrohawk Energy Corp.:
7.875%, 6/1/2015	145,000	140,650
9.125%, 7/15/2013 (c)	250,000	253,750
Plains Exploration & Production Co.:
7.0%, 3/15/2017 (c)	235,000	216,200
7.625%, 6/1/2018	530,000	500,850
Quicksilver Resources, Inc.:
7.125%, 4/1/2016	640,000	531,200
11.75%, 1/1/2016	565,000	598,900
Regency Energy Partners LP:
8.375%, 12/15/2013	320,000	314,400
144A, 9.375%, 6/1/2016	650,000	650,000
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	320,000	322,000
Stone Energy Corp.:
6.75%, 12/15/2014	525,000	362,250
8.25%, 12/15/2011	770,000	693,000
Tesoro Corp., 6.5%, 6/1/2017	315,000	277,200
TransCanada PipeLines Ltd., 7.125%, 1/15/2019	165,000	192,287
Whiting Petroleum Corp.:
7.25%, 5/1/2012	505,000	502,475
7.25%, 5/1/2013	55,000	54,450
Williams Companies, Inc., 8.125%, 3/15/2012	1,935,000	2,078,306

		26,674,613
Financials 16.4%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	640,000	467,200
Anglo American Capital PLC:
144A, 9.375%, 4/8/2014	380,000	433,200
144A, 9.375%, 4/8/2019 (c)	250,000	292,500
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015	325,000	118,560
Bank of America Corp., 5.75%, 12/1/2017	775,000	753,874

Bank of America NA, 6.1%, 6/15/2017		1,890,000	1,810,422
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		125,000	22,188
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		420,000	417,900
Case New Holland, Inc., 144A, 7.75%, 9/1/2013		275,000	270,875
Cirsa Capital Luxembourg SA, 144A, 7.875%, 7/15/2012	EUR	210,000	270,950
Citigroup, Inc.:
5.0%, 9/15/2014		615,000	563,470
6.5%, 8/19/2013		630,000	646,909
Codere Finance Luxembourg SA, 144A, 8.25%, 6/15/2015	EUR	50,000	53,043
Conproca SA de CV, REG S, 12.0%, 6/16/2010		491,310	517,104
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		2,785,000	2,618,861
7.375%, 2/1/2011		280,000	270,679
9.875%, 8/10/2011 (c)		1,475,000	1,459,397
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		300,000	325,500
GMAC, Inc.:
144A, 6.875%, 9/15/2011		1,690,000	1,559,025
144A, 7.0%, 2/1/2012 (c)		1,145,000	1,027,637
144A, 7.25%, 3/2/2011		4,890,000	4,590,487
144A, 7.75%, 1/19/2010		1,425,000	1,414,312
Hellas Telecommunications Finance, 144A, 8.996% ***, 7/15/2015 (PIK)	EUR	255,000	36,557
Hexion US Finance Corp., 9.75%, 11/15/2014 (c)		130,000	97,500
Inmarsat Finance II PLC, 10.375%, 11/15/2012		725,000	752,188
Intergas Finance BV, REG S, 6.875%, 11/4/2011		1,815,000	1,756,012
iPayment, Inc., 9.75%, 5/15/2014		225,000	145,125
JPMorgan Chase Bank NA, 6.0%, 10/1/2017		550,000	579,807
Kinder Morgan Finance Co., ULC, 5.7%, 1/5/2016		910,000	832,650
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		345,000	431
Nielsen Finance LLC, 11.5%, 5/1/2016 (c)		110,000	109,450
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		625,000	562,500
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015 (c)		225,000	215,438
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		45,000	47,025
Rio Tinto Finance (USA) Ltd., 8.95%, 5/1/2014 (c)		105,000	122,375
Sprint Capital Corp.:
7.625%, 1/30/2011		1,000,000	1,001,250
8.375%, 3/15/2012		350,000	350,438
Toys R Us Property Co. I, LLC, 144A, 10.75%, 7/15/2017		360,000	365,400
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		730,000	456
UCI Holdco, Inc., 8.629% ***, 12/15/2013 (PIK)		282,845	98,996
Universal City Development Partners Ltd., 11.75%, 4/1/2010		840,000	837,900
Virgin Media Finance PLC:
8.75%, 4/15/2014		1,445,000	1,466,675
Series 1, 9.5%, 8/15/2016		1,515,000	1,556,662
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015	EUR	1,310,000	1,915,575
144A, 10.75%, 12/1/2015		75,000	80,625
144A, 11.75%, 7/15/2017		800,000	868,000

			33,703,128
Health Care 6.3%
Boston Scientific Corp., 6.0%, 6/15/2011		720,000	735,300
Community Health Systems, Inc., 8.875%, 7/15/2015		2,270,000	2,278,512
HCA, Inc.:
144A, 7.875%, 2/15/2020 (c)		3,805,000	3,709,875
144A, 8.5%, 4/15/2019		270,000	273,375
9.125%, 11/15/2014		685,000	691,850
9.25%, 11/15/2016		1,590,000	1,609,875

9.625%, 11/15/2016 (PIK)	520,000	525,200
144A, 9.875%, 2/15/2017	505,000	520,150
HEALTHSOUTH Corp., 10.75%, 6/15/2016	180,000	190,350
IASIS Healthcare LLC, 8.75%, 6/15/2014	395,000	386,113
The Cooper Companies, Inc., 7.125%, 2/15/2015	360,000	338,850
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016	240,000	243,600
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	770,000	773,850
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	675,000	663,188

		12,940,088
Industrials 7.1%
Actuant Corp., 6.875%, 6/15/2017	180,000	166,500
ARAMARK Corp., 8.5%, 2/1/2015 (c)	525,000	509,250
BE Aerospace, Inc., 8.5%, 7/1/2018 (c)	560,000	551,600
Belden, Inc.:
7.0%, 3/15/2017	185,000	169,275
144A, 9.25%, 6/15/2019	425,000	427,125
Bombardier, Inc., 144A, 6.75%, 5/1/2012	810,000	791,775
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	115,000	113,377
Cenveo Corp., 144A, 10.5%, 8/15/2016	240,000	200,700
Clean Harbors, Inc., 144A, 7.625%, 8/15/2016	225,000	225,563
Congoleum Corp., 8.625%, 8/1/2008 **	395,000	118,500
Corrections Corp. of America, 7.75%, 6/1/2017	120,000	118,500
Esco Corp.:
144A, 4.504% ***, 12/15/2013	275,000	245,437
144A, 8.625%, 12/15/2013	245,000	237,650
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	185,000	172,050
Iron Mountain, Inc., 8.375%, 8/15/2021	615,000	611,156
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	290,000	220,400
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	735,000	650,475
7.625%, 12/1/2013	460,000	416,300
9.375%, 5/1/2012	985,000	970,225
Kansas City Southern Railway Co., 8.0%, 6/1/2015	455,000	450,450
Mobile Mini, Inc., 9.75%, 8/1/2014	300,000	300,000
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	300,000	262,500
Owens Corning, Inc., 9.0%, 6/15/2019	455,000	471,927
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017 **	805,000	47,294
RailAmerica, Inc., 144A, 9.25%, 7/1/2017	330,000	341,137
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	195,000	179,400
Republic Services, Inc., 144A, 5.5%, 9/15/2019 (d)	780,000	781,342
Titan International, Inc., 8.0%, 1/15/2012	795,000	765,187
TransDigm, Inc., 7.75%, 7/15/2014	200,000	198,500
United Rentals North America, Inc.:
6.5%, 2/15/2012	460,000	441,600
7.0%, 2/15/2014	580,000	469,800
144A, 10.875%, 6/15/2016	590,000	601,800
US Concrete, Inc., 8.375%, 4/1/2014	235,000	153,338
USG Corp., 144A, 9.75%, 8/1/2014	200,000	205,500
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	365,000	348,575
Waste Management, Inc., 6.375%, 3/11/2015	1,545,000	1,680,670

		14,614,878
Information Technology 4.2%
Advanced Micro Devices, Inc., 5.75%, 8/15/2012	680,000	546,550
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	455,000	309,400

Jabil Circuit, Inc., 7.75%, 7/15/2016		135,000	132,806
L-3 Communications Corp.:
5.875%, 1/15/2015		690,000	645,150
Series B, 6.375%, 10/15/2015		650,000	612,625
7.625%, 6/15/2012		4,325,000	4,379,062
MasTec, Inc., 7.625%, 2/1/2017		430,000	391,300
Seagate Technology International, 144A, 10.0%, 5/1/2014		165,000	176,963
SunGard Data Systems, Inc., 10.25%, 8/15/2015		965,000	955,350
Unisys Corp., 144A, 12.75%, 10/15/2014 (c)		360,000	369,450
Vangent, Inc., 9.625%, 2/15/2015		160,000	148,800

			8,667,456
Materials 11.7%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		105,000	79,013
ARCO Chemical Co., 9.8%, 2/1/2020 **		1,685,000	572,900
Ashland, Inc., 144A, 9.125%, 6/1/2017		415,000	435,750
Ball Corp.:
7.125%, 9/1/2016 (c)		165,000	165,000
7.375%, 9/1/2019 (c)		170,000	169,575
Cascades, Inc., 7.25%, 2/15/2013		159,000	149,858
Clondalkin Acquisition BV, 144A, 2.629% ***, 12/15/2013		290,000	232,000
Compass Minerals International, Inc., 144A, 8.0%, 6/1/2019		325,000	323,375
CPG International I, Inc., 10.5%, 7/1/2013		445,000	318,175
Crown Americas LLC, 144A, 7.625%, 5/15/2017		940,000	932,950
Domtar Corp., 10.75%, 6/1/2017 (c)		300,000	327,000
Dow Chemical Co.:
7.6%, 5/15/2014		1,015,000	1,096,007
8.55%, 5/15/2019		270,000	294,099
Exopack Holding Corp., 11.25%, 2/1/2014		685,000	623,350
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015 (c)		1,320,000	1,376,100
8.375%, 4/1/2017		1,843,000	1,921,327
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		425,705	297,993
10.0%, 3/31/2015		421,120	294,784
Georgia-Pacific LLC:
144A, 7.0%, 1/15/2015		490,000	471,625
144A, 7.125%, 1/15/2017		155,000	148,800
144A, 8.25%, 5/1/2016		585,000	590,850
9.5%, 12/1/2011		170,000	176,800
Graphic Packaging International, Inc., 144A, 9.5%, 6/15/2017		765,000	784,125
Greif, Inc., 144A, 7.75%, 8/1/2019		870,000	852,600
Hexcel Corp., 6.75%, 2/1/2015		915,000	855,525
Huntsman International LLC:
144A, 6.875%, 11/15/2013	EUR	850,000	999,219
7.375%, 1/1/2015		205,000	176,300
Innophos, Inc., 8.875%, 8/15/2014		110,000	106,700
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		940,000	893,000
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		110,000	59,538
NewMarket Corp., 7.125%, 12/15/2016		495,000	450,450
NewPage Corp., 10.0%, 5/1/2012		410,000	222,425
Novelis, Inc., 144A, 11.5%, 2/15/2015		205,000	198,338
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		435,000	432,825
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		75,000	78,375
Radnor Holdings Corp., 11.0%, 3/15/2010 **		90,000	113
Sealed Air Corp., 144A, 7.875%, 6/15/2017		2,360,000	2,478,401
Silgan Holdings, Inc., 144A, 7.25%, 8/15/2016		320,000	316,800

Solo Cup Co., 144A, 10.5%, 11/1/2013		385,000	404,250
Teck Resources Ltd.:
9.75%, 5/15/2014		290,000	313,200
10.25%, 5/15/2016		290,000	320,450
10.75%, 5/15/2019		725,000	825,594
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		475,000	447,687
The Mosaic Co., 144A, 7.375%, 12/1/2014		1,450,000	1,531,562
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		305,000	260,012

			24,004,820
Telecommunication Services 10.4%
BCM Ireland Preferred Equity Ltd., 144A, 7.873% ***, 2/15/2017 (PIK)	EUR	229,624	125,658
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		270,000	272,700
Centennial Communications Corp.:
10.0%, 1/1/2013		185,000	189,625
10.125%, 6/15/2013		3,430,000	3,498,600
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		670,000	649,900
8.375%, 1/15/2014		475,000	460,750
Cricket Communications, Inc.:
9.375%, 11/1/2014		1,355,000	1,277,087
10.0%, 7/15/2015		495,000	478,913
Crown Castle International Corp., 9.0%, 1/15/2015		560,000	582,400
Frontier Communications Corp., 6.25%, 1/15/2013		280,000	264,250
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		97,606	55,635
Hellas Telecommunications Luxembourg V, 144A, 4.496% ***, 10/15/2012	EUR	400,000	435,814
Hughes Network Systems LLC, 9.5%, 4/15/2014		780,000	791,700
Intelsat Corp.:
9.25%, 8/15/2014		100,000	101,500
9.25%, 6/15/2016		2,165,000	2,192,062
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/2016		255,000	265,838
Intelsat Subsidiary Holding Co., Ltd., 8.875%, 1/15/2015		590,000	594,425
iPCS, Inc., 2.608% ***, 5/1/2013 (c)		115,000	94,300
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		2,340,000	2,296,125
Millicom International Cellular SA, 10.0%, 12/1/2013		2,020,000	2,093,225
Qwest Corp.:
7.875%, 9/1/2011		775,000	790,500
144A, 8.375%, 5/1/2016		90,000	90,900
8.875%, 3/15/2012		145,000	149,350
Rogers Communications, Inc., 6.8%, 8/15/2018		715,000	809,632
SBA Telecommunications, Inc.:
144A, 8.0%, 8/15/2016		115,000	114,713
144A, 8.25%, 8/15/2019		150,000	150,750
Sprint Nextel Corp., 8.375%, 8/15/2017		945,000	900,112
Stratos Global Corp., 9.875%, 2/15/2013		140,000	142,450
Telesat Canada, 11.0%, 11/1/2015		1,150,000	1,173,000
Windstream Corp.:
7.0%, 3/15/2019		340,000	311,100
8.625%, 8/1/2016		45,000	45,169

			21,398,183
Utilities 7.4%
AES Corp.:
8.0%, 10/15/2017		255,000	244,163
8.0%, 6/1/2020		375,000	350,625
144A, 8.75%, 5/15/2013		1,609,000	1,633,135
CenterPoint Energy Houston Electric LLC, Series U, 7.0%, 3/1/2014		110,000	122,305

CenterPoint Energy, Inc., Series B, 7.25%, 9/1/2010		470,000	481,832
CMS Energy Corp., 8.5%, 4/15/2011		1,200,000	1,236,499
Energy Future Holdings Corp.:
10.875%, 11/1/2017		1,065,000	761,475
11.25%, 11/1/2017 (PIK)		425,000	259,250
Florida Gas Transmission Co., 144A, 7.9%, 5/15/2019		785,000	928,320
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		185,000	179,450
Jersey Central Power & Light Co., 7.35%, 2/1/2019		785,000	918,811
Kinder Morgan, Inc., 6.5%, 9/1/2012		1,098,000	1,117,215
Mirant Americas Generation LLC, 8.3%, 5/1/2011		1,060,000	1,065,300
Mirant North America LLC, 7.375%, 12/31/2013		145,000	139,200
NRG Energy, Inc.:
7.25%, 2/1/2014		530,000	515,425
7.375%, 2/1/2016		525,000	502,031
7.375%, 1/15/2017		1,145,000	1,090,612
8.5%, 6/15/2019		1,075,000	1,045,438
NV Energy, Inc.:
6.75%, 8/15/2017		520,000	494,000
8.625%, 3/15/2014		108,000	109,890
Orion Power Holdings, Inc., 12.0%, 5/1/2010		1,275,000	1,316,437
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		1,145,000	758,563

			15,269,976

Total Corporate Bonds (Cost $199,370,869)			194,679,781
Government & Agency Obligations 20.7%
Sovereign Bonds 20.6%
Federative Republic of Brazil:
7.875%, 3/7/2015		1,980,000	2,284,920
8.875%, 10/14/2019		2,415,000	3,010,297
12.5%, 1/5/2016	BRL	2,070,000	1,203,268
Government of Ukraine, REG S, 7.65%, 6/11/2013		1,685,000	1,550,369
Republic of Argentina, 5.83%, 12/31/2033	ARS	767	131
Republic of Bulgaria, 144A, 8.25%, 1/15/2015		1,580,000	1,730,100
Republic of Colombia, 8.25%, 12/22/2014		690,000	800,400
Republic of El Salvador, 144A, 7.65%, 6/15/2035 (c)		1,235,000	1,136,200
Republic of Ghana, 144A, 8.5%, 10/4/2017		175,000	160,563
Republic of Indonesia, 144A, 6.875%, 3/9/2017		3,385,000	3,495,012
Republic of Panama, 9.375%, 1/16/2023		2,610,000	3,340,800
Republic of Peru:
7.125%, 3/30/2019		785,000	863,500
7.35%, 7/21/2025		4,640,000	5,057,600
Republic of Poland, 6.375%, 7/15/2019		2,550,000	2,735,824
Republic of South Africa, 6.875%, 5/27/2019		185,000	198,644
Republic of Turkey:
7.0%, 9/26/2016		2,235,000	2,363,512
7.25%, 3/15/2015		665,000	720,694
Republic of Uruguay:
7.625%, 3/21/2036		615,000	628,838
9.25%, 5/17/2017		1,825,000	2,148,938
Republic of Venezuela, 9.25%, 9/15/2027		2,180,000	1,596,850
Russian Federation, REG S, 7.5%, 3/31/2030		6,499,896	6,662,393
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		645,000	657,900

			42,346,753
US Treasury Obligation 0.1%
US Treasury Bill, 0.15% ****, 9/17/2009 (e)		139,000	138,994

Total Government & Agency Obligations (Cost $41,190,398)		42,485,747
Loan Participations and Assignments 7.3%
Senior Loans 6.3%
Aspect Software, Inc., Term Loan, LIBOR plus 3.0%, 3.613% ***, 7/11/2011	335,036	300,415
Buffets, Inc.:
Letter of Credit Term Loan B, LIBOR plus 7.25%, 7.848% ***, 5/1/2013	41,094	28,766
Incremental Term Loan, LIBOR (3% floor) plus 15.0%, 18.0% ***, 4/30/2012	113,822	116,098
Second Lien Term Loan, LIBOR plus 1.0%, plus 16.25% (PIK), 19.121% ***, 5/1/2013	201,091	140,763
Charter Communications Operating LLC:
Term Loan, Prime plus 3.0%, 6.25% ***, 3/6/2014	2,261,311	2,107,734
Term Loan, Prime plus 6.0%, 9.25% ***, 3/6/2014	972,227	982,256
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 2.77% ***, 6/20/2013	218,806	195,284
Ford Motor Co., Term Loan, LIBOR plus 3.0%, 3.51% ***, 12/16/2013	1,005,000	876,862
Freescale Semiconductor, Inc., Incremental Term Loan, 12.5%, 12/15/2014	750,000	709,372
Georgia-Pacific Corp., Term Loan B, LIBOR plus 2.0%, 2.65% ***, 12/20/2012	405,258	392,811
Golden Nugget, Inc., Second Lien Term Loan, LIBOR plus 3.25%, 3.52% ***, 12/31/2014	230,000	100,050
Graphic Packaging International, Inc., Term Loan C, LIBOR plus 2.75%, 3.347% ***, 5/16/2014	524,673	514,461
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, LIBOR plus 2.0%, 2.261% ***, 3/26/2014	1,386,409	1,033,256
Letter of Credit, LIBOR plus 2.1%, 2.598% ***, 3/26/2014	64,120	47,787
Hexion Specialty Chemicals, Inc.:
Term Loan C1, LIBOR plus 2.25%, 2.875% ***, 5/6/2013	1,407,284	1,079,310
Term Loan C2, LIBOR plus 2.25%, 2.875% ***, 5/6/2013	329,983	253,079
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 5.738% ***, 6/13/2014 (PIK)	625,368	526,351
Nuveen Investments, Inc., Term Loan, LIBOR plus 3.0%, 3.488% ***, 11/13/2014	305,086	248,950
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 2.741% ***, 9/30/2014	199,221	163,949
Sbarro, Inc., Term Loan, LIBOR plus 4.5%, 4.785% ***, 1/31/2014	266,000	221,445
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, LIBOR plus 3.5%, 3.785% ***, 10/10/2014	112,094	85,437
Term Loan B3, LIBOR plus 3.5%, 3.785% ***, 10/10/2014	1,832,363	1,389,728
Tribune Co., Term Loan B, Prime plus 2.0%, 5.25% ***, 6/4/2014 **	404,875	172,434
VML US Finance LLC:
Delayed Draw Term Loan B, LIBOR plus 2.25%, 2.85% ***, 5/25/2012	137,299	126,487
Term Loan B, LIBOR plus 2.25%, 2.85% ***, 5/25/2013	237,701	218,982
Wm. Wrigley Jr. Co., Term Loan B, LIBOR plus 3.5%, 6.5% ***, 9/30/2014	780,000	791,700

		12,823,767
Sovereign Loans 1.0%
Export-Import Bank of Ukraine, 6.8%, 10/4/2012	1,215,000	1,063,125
Gazprom, 144A, 6.51%, 3/7/2022	1,285,000	1,052,094

		2,115,219

Total Loan Participations and Assignments (Cost $16,240,196)		14,938,986
Preferred Securities 0.2%
Financials 0.1%
Xerox Capital Trust I, 8.0%, 2/1/2027 (c)	120,000	96,358
Materials 0.1%
Hercules, Inc., 6.5%, 6/30/2029	400,000	218,000

Total Preferred Securities (Cost $378,466)		314,358

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	8,911	33,416
Vertis Holdings, Inc.*	4,349	0
World Color Press, Inc.*	1,351	11,686

		45,102
Financials 0.0%
Ashton Woods "B"*	0	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*	7,125	6,056
GEO Specialty Chemicals, Inc. 144A*	649	552

		6,608

Total Common Stocks (Cost $294,784)		51,710
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0%*	75,000	0
Series AI, 144A, 12.0%*	15,000	0

Total Convertible Preferred Stocks (Cost $12,580)		0
Warrants 0.0%
Consumer Discretionary 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*	1,530	4,303
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	52,000	2,501
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	400	0

Total Warrants (Cost $87,876)		6,804
Securities Lending Collateral 5.2%
Daily Assets Fund Institutional, 0.29% (f) (g) (Cost $10,710,758)	10,710,758	10,710,758
Cash Equivalents 6.3%
Cash Management QP Trust, 0.22% (f) (Cost $13,018,467)	13,018,467	13,018,467
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $281,304,394) †	134.5	276,206,611
Other Assets and Liabilities, Net	(1.1)	(2,354,759)
Notes Payable	(33.4)	(68,500,000)

Net Assets	100.0	205,351,852

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.

**			Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	1,685,000	1,769,086	572,900
Buffalo Thunder Development Authority	9.375%	12/15/2014	125,000	125,747	22,188
CanWest MediaWorks LP	9.25%	8/1/2015	205,000	205,000	22,550
Congoleum Corp.	8.625%	8/1/2008	395,000	392,755	118,500
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	290,000	292,813	10,150
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	97,606	92,881	55,635
Idearc, Inc.	8.0%	11/15/2016	625,000	641,019	47,656
New ASAT (Finance) Ltd.	9.25%	2/1/2011	345,000	298,650	431
R.H. Donnelley Corp.	8.875%	10/15/2017	805,000	802,406	47,294
Radnor Holdings Corp.	11.0%	3/15/2010	90,000	79,463	113
Reader's Digest Association, Inc.	9.0%	2/15/2017	185,000	180,881	3,931
Tribune Co.	5.25%	6/4/2014	404,875	404,622	172,434
Tropicana Entertainment LLC	9.625%	12/15/2014	730,000	547,250	456
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	75,000	75,994	7,500
Young Broadcasting, Inc.	8.75%	1/15/2014	1,245,000	1,111,306	137
				7,019,873	1,081,875

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2009.

****			Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $283,770,268. At August 31, 2009, net unrealized depreciation for all securities based on tax cost was $7,563,657. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,777,084 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,340,741.

(a)			Principal amount stated in US dollars unless otherwise noted.
(b)			Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 12/31/2009.
(c)			All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2009 amounted to $10,339,501 which is 5.0% of net assets.
(d)			When-issued security.
(e)			At August 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)			Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)			Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
Prime: Interest rate charged by banks to their most credit worthy customers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At August 31, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	9/21/2009	64	7,291,821	7,587,000	(295,179)
As of August 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Depreciation ($)

EUR	5,538,800	USD	7,934,931	9/25/2009	(5,295)

Currency Abbreviations
ARS	Argentine Peso	EUR	Euro
BRL	Brazilian Real	USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(h)
Corporate Bonds	$ —	$ 193,849,944	$ 829,837	$ 194,679,781
Government & Agency Obligations	—	41,143,485	1,203,268	42,346,753
Loan Participations and Assignments	—	14,838,936	100,050	14,938,986
Preferred Securities	—	314,358	—	314,358
Common Stocks(h)	11,686	33,416	6,608	51,710
Convertible Preferred Stocks(h)	—	0	—	0
Warrants(h)	—	—	6,804	6,804
Short-Term Investments(h)	10,710,758	13,157,461	—	23,868,219
Total	$ 10,722,444	$ 263,337,600	$ 2,146,567	$ 276,206,611

Liabilities
Derivatives(i)	$ (295,179)	$ (5,295)	$ —	$ (300,474)
Total	$ (295,179)	$ (5,295)	$ —	$ (300,474)
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Government & Agency Obligations	Loan Participations and Assignments	Other Investments	Common Stocks	Warrants	Total
Balance as of November 30, 2008	$ 173,134	$ —	$ —	$ 248,000	$ 6,608	$ 5,843	$ 433,585
Total realized gain (loss)	—	—	248	—	—	—	248
Change in unrealized appreciation (depreciation)	(198,947)	389,988	73,816	91,950	—	(86,915)	269,892
Amortization premium/discount	18,651	—	8,248	470	—	—	27,369
Net purchases (sales)	702,820	—	479,969	(340,420)	—	87,876	930,245
Net transfers in (out) of Level 3	134,179	813,280	(462,231)	—	—	—	485,228
Balance as of August 31, 2009	$ 829,837	$ 1,203,268	$ 100,050	$ —	$ 6,608	$ 6,804	$ 2,146,567
Net change in unrealized appreciation (depreciation) from investments still held at August 31, 2009	$ (163,613)	$ 389,988	$ 53,013	$ —	$ —	$ (86,915)	$ 192,473

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2009 categorized by the primary underlying risk exposure.

.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ (5,295)
Interest Rate Contracts	$ (295,179)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2009